Accrued Liabilities and Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued liabilities and other current liabilities
9	Accrued liabilities and other current liabilities
Accrued liabilities and other current liabilities consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Accrued payroll and welfare payables	51,607	55,507	7,973
Other taxes and surcharge	11,277	16,368	2,351
Service fees	11,130	5,934	852
Acquisition of property and equipment	104	4,351	625
Government grant	—	2,326	334
Rental and property management fee	909	2,115	304
Others	1,639	9,676	1,390

Total accrued liabilities and other current liabilities	76,666	96,277	13,829